Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

The ESG Growth Portfolio

The Catholic SRI Growth Portfolio

(the “Portfolios”)

HC Strategic Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is June 25, 2018

At a meeting held on March 12, 2018, the Board approved an amendment to the Agreement between the Trust and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) with respect to each Portfolio that provided for a change in the management fee payable to BNY Mellon AMNA. Accordingly, the BNY Mellon AMNA compensation disclosures in the Prospectus, the compensation disclosures set forth below in the supplement dated February 1, 2018 and, with respect to The Catholic SRI Growth Portfolio, the supplement dated December 6, 2017, and each Portfolio’s fee table and expense example table disclosures are revised to reflect the revised management fee payable to BNY Mellon AMNA, effective June 23, 2018 as follows:

ESG Growth Portfolio Fee Table and Expense Example – page 1:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.21%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.37%

1 Year	$38
3 Years	$119
5 Years	$208
10 Years	$468

Catholic SRI Growth Portfolio Fee Table and Expense Example – page 8:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.20%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.60%

1 Year	$61
3 Years	$192
5 Years	$335
10 Years	$750

Supplement to Prospectus

The ESG Growth Portfolio

The Catholic SRI Growth Portfolio

(the “Portfolios”)

HC Advisors Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is June 25, 2018

At a meeting held on March 12, 2018, the Board approved an amendment to the Agreement between the Trust and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) with respect to each Portfolio that provided for a change in the management fee payable to BNY Mellon AMNA. Accordingly, the BNY Mellon AMNA compensation disclosures in the Prospectus, the compensation disclosures set forth below in the supplement dated February 1, 2018 and, with respect to The Catholic SRI Growth Portfolio, the supplement dated December 6, 2017, and each Portfolio’s fee table and expense example table disclosures are revised to reflect the revised management fee payable to BNY Mellon AMNA, effective June 23, 2018 as follows:

ESG Growth Portfolio Fee Table and Expense Example – page 1:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.21%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.62%

1 Year	$63
3 Years	$199
5 Years	$346
10 Years	$774

Catholic SRI Growth Portfolio Fee Table and Expense Example – page 8:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.20%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.85%

1 Year	$87
3 Years	$271
5 Years	$471
10 Years	$1,049

HC Strategic Shares | The ESG Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

The ESG Growth Portfolio

(the “Portfolios”)

HC Strategic Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is June 25, 2018

At a meeting held on March 12, 2018, the Board approved an amendment to the Agreement between the Trust and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) with respect to each Portfolio that provided for a change in the management fee payable to BNY Mellon AMNA. Accordingly, the BNY Mellon AMNA compensation disclosures in the Prospectus, the compensation disclosures set forth below in the supplement dated February 1, 2018 and, with respect to The Catholic SRI Growth Portfolio, the supplement dated December 6, 2017, and each Portfolio’s fee table and expense example table disclosures are revised to reflect the revised management fee payable to BNY Mellon AMNA, effective June 23, 2018 as follows:

ESG Growth Portfolio Fee Table and Expense Example – page 1:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.21%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.37%

1 Year	$38
3 Years	$119
5 Years	$208
10 Years	$468

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
HC Strategic Shares | The ESG Growth Portfolio | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	$ 38
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	$ 468
HC Strategic Shares | The Catholic SRI Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

The Catholic SRI Growth Portfolio

(the “Portfolios”)

HC Strategic Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is June 25, 2018

At a meeting held on March 12, 2018, the Board approved an amendment to the Agreement between the Trust and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) with respect to each Portfolio that provided for a change in the management fee payable to BNY Mellon AMNA. Accordingly, the BNY Mellon AMNA compensation disclosures in the Prospectus, the compensation disclosures set forth below in the supplement dated February 1, 2018 and, with respect to The Catholic SRI Growth Portfolio, the supplement dated December 6, 2017, and each Portfolio’s fee table and expense example table disclosures are revised to reflect the revised management fee payable to BNY Mellon AMNA, effective June 23, 2018 as follows:

Catholic SRI Growth Portfolio Fee Table and Expense Example – page 8:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.20%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.60%

1 Year	$61
3 Years	$192
5 Years	$335
10 Years	$750

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
HC Strategic Shares | The Catholic SRI Growth Portfolio | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	$ 750
HC Advisors Shares | The ESG Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

The ESG Growth Portfolio

(the “Portfolios”)

HC Advisors Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is June 25, 2018

At a meeting held on March 12, 2018, the Board approved an amendment to the Agreement between the Trust and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) with respect to each Portfolio that provided for a change in the management fee payable to BNY Mellon AMNA. Accordingly, the BNY Mellon AMNA compensation disclosures in the Prospectus, the compensation disclosures set forth below in the supplement dated February 1, 2018 and, with respect to The Catholic SRI Growth Portfolio, the supplement dated December 6, 2017, and each Portfolio’s fee table and expense example table disclosures are revised to reflect the revised management fee payable to BNY Mellon AMNA, effective June 23, 2018 as follows:

ESG Growth Portfolio Fee Table and Expense Example – page 1:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.21%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.62%

1 Year	$63
3 Years	$199
5 Years	$346
10 Years	$774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
HC Advisors Shares | The ESG Growth Portfolio | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.21%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	$ 774
HC Advisors Shares | The Catholic SRI Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

The Catholic SRI Growth Portfolio

(the “Portfolios”)

HC Advisors Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is June 25, 2018

At a meeting held on March 12, 2018, the Board approved an amendment to the Agreement between the Trust and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) with respect to each Portfolio that provided for a change in the management fee payable to BNY Mellon AMNA. Accordingly, the BNY Mellon AMNA compensation disclosures in the Prospectus, the compensation disclosures set forth below in the supplement dated February 1, 2018 and, with respect to The Catholic SRI Growth Portfolio, the supplement dated December 6, 2017, and each Portfolio’s fee table and expense example table disclosures are revised to reflect the revised management fee payable to BNY Mellon AMNA, effective June 23, 2018 as follows:

Catholic SRI Growth Portfolio Fee Table and Expense Example – page 8:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.20%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.85%

1 Year	$87
3 Years	$271
5 Years	$471
10 Years	$1,049

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
HC Advisors Shares | The Catholic SRI Growth Portfolio | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	$ 1,049